Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 29, 2024	Mar. 01, 2024	Jun. 30, 2022	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jan. 15, 2025	Apr. 30, 2024	Apr. 23, 2024
Related Party Transactions [Line Items]
Lease term		2 years	5 years						48 months
Rental fee		$ 3,000	$ 20,000
Rental expenses				$ 3,000	$ 60,000	$ 12,000	$ 120,000	$ 95,000	$ 240,000
Ordinary shares, price per sahre (in Dollars per share)				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share price per share (in Dollars per share)					$ 1.25		$ 1.25			$ 1.25
Reversed provision against accounts receivable due								$ (19,103)	$ 762,000
Paid salaries								19,103
Lease maturity term			May 2027
Mr. Jun Liu [Member]
Related Party Transactions [Line Items]
Repaid loans						$ 93,013
Collected loans				$ 93,013
Asia International Securities Exchange Co Ltd [Member]
Related Party Transactions [Line Items]
Repaid loans					$ 17,710
Huaya [Member]
Related Party Transactions [Line Items]
Collected loans					$ 20,000		$ 20,000
Mr. Jun Liu [Member]
Related Party Transactions [Line Items]
Loan amount											$ 300,000
Mr. Liu [Member]
Related Party Transactions [Line Items]
Ordinary shares, price per sahre (in Dollars per share)	$ 0.001
Share price per share (in Dollars per share)	$ 0.91
Huaya [Member]
Related Party Transactions [Line Items]
Loan payments									100,000
Repayment of loan								40,539	$ 59,461
Asia International Securities Exchange Co Ltd [Member]
Related Party Transactions [Line Items]
Debts amount											$ 712,258
Loans [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Interest-free loan								$ 900,000
Ordinary Shares [Member]
Related Party Transactions [Line Items]
Share price per share (in Dollars per share)												$ 1.23
Ordinary Shares [Member] | Mr. Liu [Member]
Related Party Transactions [Line Items]
Ordinary shares (in Shares)	384,478
Unpaid salary	$ 349,875